VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Bermuda : 3.6%
Valaris Ltd. (USD) * † 1,015,139 $ 56,593,999
Underline
Netherlands : 5.9%
Core Laboratories, Inc.
(USD) † 443,445 8,217,036
Tenaris SA (ADR) 2,669,221 84,854,535
93,071,571
United Kingdom : 4.7%
TechnipFMC Plc (USD) 2,855,833 74,908,500
Underline
United States : 85.8%
Baker Hughes Co. 5,661,843 204,675,625
Cactus, Inc. † 1,077,257 64,279,925
ChampionX Corp. 2,671,116 80,534,147
Expro Group Holdings NV * 1,480,466 25,419,601
Halliburton Co. 4,102,630 119,181,402
Helix Energy Solutions
Group, Inc. * 2,292,803 25,450,113
Helmerich & Payne, Inc. † 1,266,872 38,538,246
INNOVEX INTERNATIONAL
INC * 286,891 4,211,560
Number
of Shares Value
United States (continued)
Liberty Energy, Inc. † 2,046,527 $ 39,068,200
Nabors Industries Ltd. * † 152,577 9,836,639
Noble Corp. Plc 1,949,064 70,439,173
NOV, Inc. 4,267,563 68,152,981
Oceaneering International,
Inc. * † 1,530,235 38,056,945
Patterson-UTI Energy, Inc. 5,926,789 45,339,936
ProPetro Holding Corp. * 1,031,476 7,901,106
RPC, Inc. † 2,371,100 15,080,196
Schlumberger NV 7,611,703 319,310,941
Select Water Solutions, Inc. † 1,665,734 18,539,619
TIDEWATER INC * 756,078 54,278,840
Transocean Ltd. * † 12,216,029 51,918,123
Weatherford International
Plc 755,506 64,157,570
1,364,370,888
Total Common Stocks
(Cost: $1,979,345,294) 1,588,944,958
Total Investments: 100.0%
(Cost: $1,979,345,294) 1,588,944,958
Other assets less liabilities: 0.0% 450,770
NET ASSETS: 100.0% $ 1,589,395,728
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $179,655,815.
* Non-income producing